STATEMENT OF INVESTMENTS
BNY  Mellon  Municipal Income, Inc.

June 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 115.4%
Alabama - 4.9%
Jefferson County, Revenue Bonds, Refunding, Ser. F	0/7.75	10/1/2046	4,000,000	[a]	3,885,120
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2046	2,500,000		3,444,575
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2036	1,500,000		1,782,795
				9,112,490
Arizona - 3.9%
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,611,450
La Paz County Industrial Development Authority, Revenue Bonds (Charter School Solutions) Ser. A	5.00	2/15/2046	1,500,000	[b]	1,610,865
La Paz County Industrial Development Authority, Revenue Bonds (Charter School Solutions) Ser. A	5.00	2/15/2036	1,000,000	[b]	1,091,990
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	2,190,000		2,907,991
				7,222,296
California - 5.7%
California, GO	6.00	3/1/2033	420,000		421,894
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2039	565,000		648,716
Santa Ana Community Redevelopment Agency, Tax Allocation Bonds, Refunding (Merged Project Area) Ser. A	6.75	3/1/2021	3,000,000	[c]	3,129,660
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding	5.00	6/1/2048	1,000,000		1,180,930
Tender Option Bond Trust Receipts (Series 2016-XM0371), (Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport)) Non-recourse, Underlying Coupon Rate (%) 5.25	18.90	5/15/2029	980,000	[b,d,e]	1,020,082

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 115.4% (continued)
California - 5.7% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0387), (Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport)) Non-recourse, Underlying Coupon Rate (%) 5.00	17.82	5/15/2038	1,000,000	[b,d,e]	1,368,560
Tender Option Bond Trust Receipts (Series 2016-XM0390), (The Regents of the University of California, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	17.91	5/15/2036	935,000	[b,d,e]	1,359,967
Tender Option Bond Trust Receipts (Series 2020-XF2876), (San Francisco California City & County Airport Commission, Revenue Bonds, Refunding) Ser. E, Recourse, Underlying Coupon Rate (%) 5.00	17.46	5/1/2050	815,000	[b,d,e]	1,456,030
				10,585,839
Colorado - 4.7%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Johnson & Wales University) Ser. B	5.00	4/1/2031	1,680,000		1,802,086
Colorado High Performance Transportation Enterprise, Revenue Bonds	5.00	12/31/2056	1,500,000		1,598,655
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. C	5.25	9/1/2025	1,000,000		1,008,220
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. C	5.38	9/1/2026	1,000,000		1,008,420
Tender Option Bond Trust Receipts (Series 2016-XM0385), (Board of Governors of the Colorado State University, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	16.62	3/1/2038	635,000	[b,d,e]	830,199
Tender Option Bond Trust Receipts (Series 2016-XM0433), (Colorado Springs, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	17.82	11/15/2043	1,000,000	[b,d,e]	1,495,200

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 115.4% (continued)
Colorado - 4.7% (continued)
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group)) Ser. A1, Recourse, Underlying Coupon Rate (%) 4.00	16.86	8/1/2044	415,000	[b,d,e]	894,225
				8,637,005
Connecticut - 2.3%
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2040	1,000,000		1,257,760
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	12/1/2045	2,500,000		2,896,000
				4,153,760
District of Columbia - 1.3%
Tender Option Bond Trust Receipts (Series 2016-XM0437), (District of Columbia, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	17.83	12/1/2035	1,750,000	[b,d,e]	2,409,785
Florida - 7.3%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2048	1,500,000		1,524,525
Davie, Revenue Bonds (Nova Southeastern University Project) Ser. A	5.63	4/1/2023	1,000,000	[c]	1,138,180
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Ringling College Project)	5.00	3/1/2049	1,500,000		1,596,480
Halifax Hospital Medical Center, Revenue Bonds, Refunding	4.00	6/1/2041	1,000,000		1,056,170
Mid-Bay Bridge Authority, Revenue Bonds, Ser. A	7.25	10/1/2021	1,500,000	[c]	1,627,695
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	1,000,000		828,230
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Presbyterian Retirement Communities Project) Ser. A	5.88	8/1/2020	2,000,000	[c]	2,008,920
Tampa, Revenue Bonds (H. Lee Moffitt Cancer Center & Research Institute Obligated Group) Ser. B	5.00	7/1/2050	1,500,000		1,819,245

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 115.4% (continued)
Florida - 7.3% (continued)
Tender Option Bond Trust Receipts (Series 2019-XF0813), (Fort Myers Florida Utility, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 4.00	14.05	10/1/2049	255,000	[b,d,e]	396,173
Tender Option Bond Trust Receipts (Series 2019-XM0782), (Palm Beach County Florida Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)) Recourse, Underlying Coupon Rate (%) 4.00	13.92	8/15/2049	690,000	[b,d,e]	983,954
Tender Option Bond Trust Receipts (Series 2020-XF2877), (Greater Orlando Aviation Authority, Revenue Bonds) Ser. A, Recourse, Underlying Coupon Rate (%) 4.00	13.85	10/1/2049	345,000	[b,d,e]	480,947
				13,460,519
Georgia - 2.9%
Gainesville & Hall County Development Authority, Revenue Bonds, Refunding (Riverside Military Academy)	5.00	3/1/2037	1,000,000		939,830
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project)) Ser. A, Recourse, Underlying Coupon Rate (%) 5.00	17.65	1/1/2056	320,000	[b,d,e]	525,520
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate (%) 4.00	15.32	7/1/2044	665,000	[b,d,e]	1,221,665
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,500,000		1,607,910
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. D	4.13	11/1/2045	1,000,000		1,085,410
				5,380,335
Illinois - 16.7%
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,725,000		1,820,720
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	2,000,000		2,261,100
Chicago II, GO, Ser. A	5.00	1/1/2044	1,000,000		1,069,720

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 115.4% (continued)
Illinois - 16.7% (continued)
Chicago II Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,100,000		1,216,534
Chicago II Wasteworks, Revenue Bonds (2nd Lien Project)	5.00	11/1/2028	1,000,000		1,124,730
Chicago O'Hare International Airport, Revenue Bonds	5.63	1/1/2035	270,000		275,524
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	2,000,000		2,357,380
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,000,000		1,089,890
Illinois, GO, Refunding, Ser. A	5.00	10/1/2028	1,800,000		1,976,490
Illinois, GO, Ser. A	5.00	5/1/2038	1,250,000		1,334,988
Illinois, GO, Ser. D	5.00	11/1/2028	1,000,000		1,088,160
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University)	5.00	8/1/2047	1,350,000		1,446,120
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,500,000		2,630,075
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[f]	1,290,750
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	1,500,000		1,540,140
Railsplitter Tobacco Settlement Authority, Revenue Bonds	6.00	6/1/2021	2,000,000	[c]	2,103,960
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	1,500,000		1,601,430
Tender Option Bond Trust Receipts (Series 2016-XM0378), (Greater Chicago Metropolitan Water Reclamation District, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	17.40	12/1/2032	625,000	[b,d,e]	747,425
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	17.82	10/1/2040	1,750,000	[b,d,e]	2,889,652
University of Illinois, Revenue Bonds, Refunding, Ser. A	5.13	4/1/2036	1,000,000		1,023,900
				30,888,688

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 115.4% (continued)
Indiana - .6%
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	1,000,000		1,173,740
Kentucky - .6%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2045	1,000,000		1,123,950
Louisiana - 1.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	1,000,000		1,042,030
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-recourse, Underlying Coupon Rate (%) 5.00	17.31	7/1/2047	1,580,000	[b,d,e]	2,371,596
				3,413,626
Maine - .7%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2032	1,250,000		1,300,400
Maryland - 1.3%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	1,500,000		1,651,440
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor & City Council of Baltimore, Revenue Bonds, Refunding (Water Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	17.35	7/1/2042	500,000	[b,d,e]	710,570
				2,362,010
Massachusetts - 5.3%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Atrius Health Obligated Group) Ser. A	4.00	6/1/2049	1,500,000		1,551,870

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 115.4% (continued)
Massachusetts - 5.3% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Tufts Medical Center) Ser. I	7.25	1/1/2021	900,000	[c]	931,104
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2046	1,835,000		2,002,187
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2026	950,000		1,127,498
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	1,090,000		1,154,092
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	4.00	7/1/2044	1,500,000		1,623,135
Tender Option Bond Trust Receipts (Series 2016-XM0386), (University of Massachusetts Building Authority, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	17.83	5/1/2043	925,000	[b,d,e]	1,400,931
				9,790,817
Michigan - 3.9%
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2021	3,000,000	[c]	3,142,140
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2021	1,500,000	[c]	1,571,070
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	500,000		568,125
Pontiac School District, GO	4.00	5/1/2050	1,000,000		1,119,480
Tender Option Bond Trust Receipts (Series 2019-XF2837), (Michigan State Finance Authority, Revenue Bonds (Henry Ford Health System)) Recourse, Underlying Coupon Rate (%) 4.00	13.33	11/15/2050	610,000	[b,d,e]	849,431
				7,250,246
Minnesota - 1.4%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	1,000,000		1,134,410

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 115.4% (continued)
Minnesota - 1.4% (continued)
St. Paul Housing & Redevelopment Authority, Revenue Bonds, Refunding (HealthEast Care System Project)	5.00	11/15/2025	1,200,000	[c] 1,486,452
				2,620,862
Mississippi - 1.1%
Warren County, Revenue Bonds (International Paper Project) Ser. A	5.38	12/1/2035	2,000,000	2,095,600
Missouri - 2.1%
Kansas City Industrial Development Authority, Revenue Bonds, Ser. A	5.00	3/1/2044	750,000	889,290
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	2,000,000	2,080,500
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. B	2.88	2/1/2022	1,000,000	982,610
				3,952,400
Multi-State - .9%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,500,000	[b] 1,677,225
Nebraska - .6%
Douglas County Hospital Authority No. 2, Revenue Bonds (Childrens Hospital Obligation Group)	5.00	11/15/2036	1,000,000	1,177,930
Nevada - 1.4%
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	1,250,000	1,276,675
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.13	6/1/2058	1,250,000	1,358,500
				2,635,175
New Jersey - 7.0%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000	1,116,850
New Jersey Economic Development Authority, Revenue Bonds, Ser. WW	5.25	6/15/2040	1,180,000	1,271,415
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,250,000	1,365,138

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 115.4% (continued)
New Jersey - 7.0% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	2,000,000		2,234,540
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.25	6/15/2033	1,000,000		1,092,600
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,000,000		1,051,100
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,860,000		4,432,284
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	390,000		454,685
				13,018,612
New Mexico - 1.6%
Farmington, Revenue Bonds, Refunding (Public Service Company of New Mexico San Juan Project) Ser. D	5.90	6/1/2040	3,000,000		3,003,660
New York - 7.0%
New York City, GO, Ser. D1	4.00	3/1/2050	1,500,000		1,707,735
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2028	1,500,000		1,567,605
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/2049	1,435,000		1,442,333
New York Convention Center Development Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2049	5,600,000	[f]	2,079,504
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	1,500,000		1,627,200
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal Project)	6.00	12/1/2036	1,500,000		1,511,985
Tender Option Bond Trust Receipts (Series 2016-XM0436), (New York City Municipal Water Finance Authority, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 5.00	17.83	3/14/2021	1,850,000	[b,d,e]	2,256,981

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 115.4% (continued)
New York - 7.0% (continued)
Tender Option Bond Trust Receipts (Series 2020-XM0826), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp.)) Ser. C, Non-recourse, Underlying Coupon Rate (%) 4.00	13.81	11/15/2046	520,000	[b,d,e]	718,994
				12,912,337
Ohio - 1.4%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	1,000,000		1,082,510
Butler County, Revenue Bonds	5.50	11/1/2020	450,000	[c]	457,830
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000		1,092,950
				2,633,290
Pennsylvania - 5.6%
Allentown City School District, GO, Refunding (Insured; Build American Mutual) Ser. B	5.00	2/1/2032	1,255,000		1,613,830
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2042	1,000,000		1,074,440
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	1,000,000		1,133,110
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2033	2,000,000		2,058,320
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	1,500,000		1,540,365
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A1	5.00	12/1/2046	1,000,000		1,136,300
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	1,000,000		1,201,180
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Revenue Bonds (Geisinger Health System)) Non-recourse, Underlying Coupon Rate (%) 5.00	18.18	6/1/2041	500,000	[b,d,e]	559,020
				10,316,565

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 115.4% (continued)
Rhode Island - .3%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2037	500,000		620,260
South Carolina - 4.5%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community Obligated Group)	5.00	4/1/2054	1,000,000		1,055,000
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)) Non-recourse, Underlying Coupon Rate (%) 5.13	13.45	12/1/2043	1,600,000	[b,d,e]	2,039,504
Tobacco Settlement Management Authority, Revenue Bonds, Ser. B	6.38	5/15/2030	3,750,000		5,253,037
				8,347,541
Tennessee - .4%
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville & Davidson County, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	17.61	7/1/2040	500,000	[b,d,e]	719,440
Texas - 6.9%
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.25	12/1/2034	1,000,000		1,028,010
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2052	4,000,000	[f]	966,000
Houston Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2025	1,300,000		1,351,337
North Texas Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	5.13	6/1/2022	2,000,000	[c]	2,169,540
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	17.85	2/1/2043	1,575,000	[b,d,e]	2,151,119
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2055	1,000,000		1,039,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 115.4% (continued)
Texas - 6.9% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2050	1,200,000	1,250,448
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	2,500,000	2,845,100
				12,801,354
U.S. Related - 1.3%
Puerto Rico, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,250,000	1,265,338
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,000,000	1,091,990
				2,357,328
Utah - 1.5%
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2031	860,000	1,085,148
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	1,500,000	1,602,360
				2,687,508
Virginia - 1.2%
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	2,000,000	2,212,120
Washington - 5.2%
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000	1,072,790
Tender Option Bond Trust Receipts (Series 2017-XF2423), (King County, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 5.00	17.97	1/1/2029	750,000	[b,d,e] 820,943
Tender Option Bond Trust Receipts (Series 2018-XM0680), (Washington Convention Center Public Facilities District, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	9.02	7/1/2058	6,500,000	[b,d,e] 7,752,550
				9,646,283
Total Long-Term Municipal Investments (cost $195,425,729)			213,700,996

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Investments - .1%
U.S. Government Securities
U.S. Treasury Bills (cost $249,972)	0.14	7/30/2020	250,000	[g] 249,976
Total Investments (cost $195,675,701)			115.5%	213,950,972
Cash and Receivables (Net)			0.8%	1,555,176
Preferred Stock, at redemption value			(16.3%)	(30,225,000)
Net Assets Applicable to Common Shareholders			100.0%	185,281,148

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities were valued at $44,810,543 or 24.19% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF FINANCIAL FUTURES
BNY  Mellon  Municipal Income, Inc.

June 30, 2020 (Unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	213,700,996	-	213,700,996
U.S. Treasury Securities	-	249,976	-	249,976

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

NOTES

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At June 30, 2020, accumulated net unrealized appreciation on investments was $18,275,271, consisting of $19,063,714 gross unrealized appreciation and $788,443 gross unrealized depreciation.

At June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.